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                        [STAAR(SM) Investment Trust Logo]

Happy Days Are Here Again?

[Illustration of girl on swing]


                               Semi-Annual Report

                           January 1 to June 30, 2003








                              604 McKnight Park Dr.
                              Pittsburgh, PA 15237
                                  412-367-9076


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LETTER TO SHAREHOLDERS

August 29, 2003

Dear Shareholder:

         It certainly is a pleasure to write about across-the-board positive returns. For three years the stock markets languished. As I have shown in seminars and client meetings, there were five causes for the stock markets' worst bear market since the early 1930's.

                  First was simply that the market had to correct because gains had been too high in the 1990's. Markets, like the universe itself, tend to seek equilibrium, a reasonable balance among forces.

                  Second was a normal economic recession. When investors sense a slowdown or recession, they are less enthusiastic about buying high priced stocks, and many will sell some of their stocks. As recessions go, this one was a mild one and lasted only two quarters back in 2001. Had the causes stopped there, the markets would likely have rebounded as early as year-end of 2001, almost certainly in early 2002.

         But terrorists hijacking commercial jets and crashing them into the World Trade Center towers and the Pentagon halted the natural economic course abruptly. This third cause resulted in a rapid and severe "event" drop. Event drops are usually short-lived, and this one was no exception. Within a few months the markets had recovered and were showing signs of resuming growth.

         Then the fourth cause reared its ugly visage. The scandals at Enron, WorldCom and other large companies attacked something Al-Quaida couldn't: our trust in our financial system. The market dropped to new lows.

         The fifth and final cause was the impending Iraq invasion. Amid that uncertainty, investors remained conservative and a lid was put on stocks.

         At this point I began to write about buying opportunities and the almost certain recovery. Note that there was no recession in 2002 or during the first quarter of 2003. A "normal" market would already have recovered. So what are the causes of a bull market?

         First, just as the market had risen too far ("overbought") by early 2000, so the market had retreated too far in 2002 and early 2003. The tendency to equilibrium became forefront. The market almost had to go up, simply because it was so far down and had been for so long. If you believe in the old adage, "Buy low and sell high," then this was clearly a time to buy. Sometimes the best course is the one that runs contrary to the crowd.

         Second, the lid of the Iraq war was removed when the initial fighting went well. The worst-case fears were not realized.

         Third, the economy was growing. Once growth was confirmed, the stage was set for a return to more normal trading in stocks. The growth rate of the U.S. economy at the end of 2003 is expected to be 4% or more. A key part of the growth engine has recently kicked in. Business spending has increased.

         On these three causes alone, large stocks (S&P 500) have risen almost 26% from their March 11 lows. The NASDAQ, the whipping boy of the doomsayers, is up over 42%!

         If nothing else major happens on either the negative or the positive side, the market has an excellent chance to continue to achieve positive returns going forward. Expect normal fluctuation (volatility). Normal fluctuation would see 10%, 15% or 20 % advances coupled with 5% and10% "corrections" (downturns). Long term, the larger company stock markets have averaged between 10% and 11 % average annual returns, including dividends. That is a reasonable long-term expectation for stocks.

         I have done a long-term price study on the S&P500 (dividends excluded). If one assumes an 8.5% principal average growth rate (dividends not included) since 1949, then at the market peak in March 2000 the S&P500 was priced 52% above equilibrium! On March 11, 2003 the S&P 500 at 800.73 was priced 37.3% under

STAAR Investment Trust Semi-Annual Report 6/30/03   (Published 8/29/02)   Page 1


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equilibrium. At the end of August, the S&P 500 would need to rise 43% over the next 12 months to reach this average growth line. While I don't think that fast a rise is likely, a return to equilibrium is very possible over the next five years, and such a return would require stocks to grow in excess of the 8.5% average. To reach equilibrium in five years would take more than a 15% per year price rise. Add in dividends and total returns for stocks would likely exceed 16% per year.

         Right now there are more favorable causes than negatives. A short-term correction of 5%-10% would not be alarming. Assuming no major negative surprises, 2003 should finish as an up year and 2004 would look promising. The Bear is back in hibernation and the Bull is awake and running. Risks are always there, but conditions are better now than at any time since early 1999.

         The bond market was good for most of the first half of 2003. However, with interest rates at 45-year lows, bonds were poised for a correction as soon as the economic growth pattern was confirmed. Yields rose significantly in July and August and are now in a more balanced range. While the big gains in bonds are likely over, they still are appropriate instruments for income and risk balancing in most portfolios.

            I sincerely appreciate your confidence and loyalty during hard times. May good returns reward your patience. On behalf of the Trustees and people of STAAR Financial Advisors, Inc., thank you.

                             Sincerely Yours,


                             J. Andre Weisbrod, Trustee
                President, STAAR Financial Advisors, Inc., Advisor to the Trust

Graph 1: S&P500 1950-1974

Graph 2: S&P500 1975 - Present



STAAR Investment Trust Semi-Annual Report 6/30/03   (Published 8/29/02)   Page 2


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Perspective & Performance(1)

    Indexes used for comparisons are selected as being closest to each Fund's objectives. Multiple indexes are used where a single index may not correlate completely with a Fund's objectives, strategies and/or portfolio holdings.

    INTERMEDIATE BOND FUND (IBF)

    A high-grade general bond portfolio of US Gov't, Gov't Agency and Investment Grade Corp. Bonds with an average maturity usually between 3 and 7 years.

         Conditions for bonds continued to be favorable for most of the first half of 2003. Rates hit 45-year lows in June. Meanwhile, the economy was picking up pace. In July and August, the bond markets corrected as the increase in economic growth was confirmed. A good portion of the gains of the first half of 2003 were given back since the end of the quarter. In anticipation of rising rates, we had begun in late 2002 to shorten the average maturities of the Intermediate Bond Fund, positioning it for greater stability in a rising interest rate environment. We look for yields to stay in the current range near term, rising a bit more by the end of the year and in 2004. We are pleased to report that the IBF was ranked in the top 8% for 3 months, the top 20% year-to-date and the top 9% in bear markets of all Intermediate Bond Funds for the period ending 7-31-003 as tracked by Morningstar.

                                           QUARTER   YEAR-TO-DATE              THREE YEAR    FIVE YEAR  SINCE PUBLIC  SINCE PRIVATE
           PERFORMANCE FOR PERIODS          ENDING   PERIOD 1/1/03  ONE YEAR   AVG. ANNUAL  AVG. ANNUAL   INCEPTION     INCEPTION
              ENDING 6/30/03(1)            6/30/03    TO 6/30/03     RETURN     RETURN(2)    RETURN(2)  (5/28/97)(2)   (4/4/96)(2)
       INTERMEDIATE BOND FUND (IBF)         +2.6%       +3.8%        +7.8%       +8.3%        +6.3%        +7.0%         +5.9%

       Lehman Bros Intermed Gov/Corp Index  +2.7%       +4.3%       +10.8%      +10.0%        +7.6%        +7.9%         +7.5%

       Morningstar Interm-Term Bd Fd Avg    +2.6%       +2.4%        +6.4%       +6.7%        +6.3%        +7.1%         +6.8%

    Current Yield as of 6/30/03 3.3%(3)    S.E.C. Yield as of 6/30/03    3.2%(4)
    Average Maturity.........   3.7 Years  Portfolio Turnover             28%

(1) Total returns include reinvested dividends and gains. (2) The Fund's public registration with the S.E.C. was effective 5/28/97. The Fund was in existence from 4/4/96 to 5/28/97 as a private trust. There were no operational changes as a result of public inception. (3) Current Yield is calculated by dividing the projected annual income by the current net assets (total portfolio value less accrued expenses) (4) S.E.C. Yield is calculated by taking actual net income received during the past thirty days divided by the average shares for the last thirty days, divided by the maximum offering price on the last day of the period and then annualized.

    LONG TERM BOND FUND (LTBF)

    A high-grade general bond portfolio of US Gov't, Gov't Agency and Investment Grade Corp. Bonds with an average maturity over 10 years.

    As indicated above, conditions for bonds were good for the first half of 2003, but changed to unfavorable in July and August. In a rising interest rate environment, long maturities generally have a higher risk than short maturities. Therefore, our moves to reduce average maturity in 2002 and 2003 have resulted in better recent relative performance and lower risk in the future. We are pleased to report that the LTBF was ranked in the top 25% of all Long Term Bond Funds for the 3 month period ending 7-31-03 as tracked by Morningstar.

                                             QUARTER  YEAR-TO-DATE              THREE YEAR    FIVE YEAR  SINCE PUBLIC  SINCE PRIVATE
           PERFORMANCE FOR PERIODS           ENDING   PERIOD 1/1/03  ONE YEAR   AVG. ANNUAL  AVG. ANNUAL   INCEPTION     INCEPTION
              ENDING 6/30/03(1)              6/30/02   TO 6/30/03     RETURN     RETURN(2)    RETURN(2)  (5/28/97)(2)   (4/4/96)(2)
       LONG TERM BOND FUND (LTBF)            +4.1%       +5.6%       +11.7%       +9.1%        +6.1%        +7.9%         +6.9%

       Lehman Bros Long-Trm Gov/Corp Index   +6.1%       +8.3%       +20.7%      +13.3%        +8.6%        +10.5%        +9.7%

       Morningstar Long-Term Bd Fds Avg      +4.8%       +7.1%       +14.3%      +10.3%        +6.6%        +7.8%         +7.7%

    Current Yield as of 6/30/03  4.3%(3)     S.E.C. Yield as of 6/30/03  4.1%(4)
    Average Maturity...........  9.7 Years   Portfolio Turnover            7%

(1) Total returns include reinvested dividends and gains. (2) The Fund's public registration with the S.E.C. was effective 5/28/97. The Fund was in existence from 4/4/96 to 5/28/97 as a private trust. There were no operational changes as a result of public inception. (3) Current Yield is calculated by dividing the projected annual income by the current net assets (total portfolio value less accrued expenses) (4) S.E.C. Yield is calculated by taking actual net income received during the past thirty days divided by the average shares for the last thirty days, divided by the maximum offering price on the last day of the period and then annualized.

STAAR Investment Trust Semi-Annual Report 6/30/03                         Page 3


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Perspective & Performance(1) (Cont.)

    LARGER COMPANY STOCK FUND (LCSF)

    A fund of funds investing in funds that invest in large and larger mid-cap stocks with the objective of Growth with some Income. Individual stocks may be owned.

    The stock markets looked dismal during the first quarter. Three years of losses had been hard to swallow and many investors left the stock markets in 2002 and early 2003. But if you believe in "buying low and selling high", then you should have been buying. The S&P 500 bounced back % in the second quarter. Since the March lows the S&P 500 is up over %, and the Dow Jones industrials over % (as of the end of August). We have remained somewhat cautious, maintaining a significant cash position. This caused the LCSF to trail the averages I the second quarter. A 5-10% correction would be reasonable at this stage, but our outlook for the next couple years is good. We are pleased to report that the LCSF was ranked in the top 26% for three years and the top 37% for five years of all funds in the Large Company Blend Category for the quarter ending 7-31-03 as tracked by Morningstar.

                                             QUARTER  YEAR-TO-DATE              THREE YEAR     FIVE YEAR  SINCE PUBLIC SINCE PRIVATE
             PERFORMANCE FOR PERIODS         ENDING   PERIOD 1/1/03  ONE YEAR   AVG. ANNUAL   AVG. ANNUAL   INCEPTION    INCEPTION
                ENDING 6/30/03(1)            6/30/03   TO 6/30/03     RETURN     RETURN(2)     RETURN(2)  (5/28/97)(2)   (4/4/96)(2)

         LARGER COMPANY STOCK FUND           +10.9%       +5.9%       -4.3%        -9.5%        -1.9%        +2.1%         +4.4%

         S&P 500 Index                       +15.4%      +11.8%       +0.3%       -11.2%        -1.6%        +3.8%*        +7.3%*

         Dow Jones Industrial Average        +13.1%       +9.0%       -0.5%        -3.1%        +1.9%         5.1%*        +8.5%*

         Mormingstar Large Blend Funds Avg.  +14.8%      +10.9%       -1.2%       -11.0%        -1.9%         3.1%*        +6.0%*

                             Portfolio Turnover 51%

(1) Total returns include reinvested dividends and gains. (2) The Fund's public registration with the S.E.C. was effective 5/28/97. The Fund was in existence from 4/4/96 to 5/28/97 as a private trust. There were no operational changes as a result of public inception. * Does not include dividends

    SMALLER COMPANY STOCK FUND (SCSF)

    A fund of funds investing in funds that invest in small, micro-cap and smaller mid-cap stocks with an objective of long term growth. Individual stocks may be owned.

    Small stocks have performed better than large stocks over the past three to five years. While the recent upturn has been very strong, we have maintained some caution, keeping a reasonably high cash position, which will be helpful if the market corrects in September or October. Overall our outlook is optimistic for the next one to three years . We are pleased to report that the SCSF has continued to beat the Russell 2000 index since 1996, and was ranked in the top 37% of all funds in the Small Company Blend Category for the three-month period ending 7-31-03 as tracked by Morningstar.

                                           QUARTER   YEAR-TO-DATE              THREE YEAR    FIVE YEAR  SINCE PUBLIC  SINCE PRIVATE
           PERFORMANCE FOR PERIODS         ENDING    PERIOD 1/1/03  ONE YEAR   AVG. ANNUAL  AVG. ANNUAL   INCEPTION     INCEPTION
              ENDING 6/30/03(1)            6/30/03    TO 6/30/03     RETURN     RETURN(2)    RETURN(2)  (5/28/97)(2)   (4/4/96)(2)

       SMALLER CO. STOCK FD (SCSF)         +16.4%       +11.7%       -2.9%       -4.4%        +3.3%        +6.4%         +6.3%

       Russell 2000 Index                   23.4%       +17.9%       -1.6%       -3.3%        +1.0%        +4.3%         +5.5%

       Morningstar Small Company Fds Avg   +20.8%       +15.2%       -2.2%       -4.5%        +2.3%        +7.1%         +8.2%

                                                    Portfolio Turnover   49%

(1) Total returns include reinvested dividends and gains. (2) The Fund's public registration with the S.E.C. was effective 5/28/97. The Fund was in existence from 4/4/96 to 5/28/97 as a private trust. There were no operational changes as a result of public inception.

STAAR Investment Trust Semi-Annual Report 6/30/03                         Page 4

    INTERNATIONAL FUND (INTF)

A fund of funds investing in funds that primarily invest in foreign stocks, including emerging markets. Individual stocks may be owned.

              International markets continue to generally move in concert with the U.S. markets. Emerging markets have looked good and changes we have been making are beginning to show good results. As with our other funds, we have maintained a reasonably conservative cash position. We are pleased to report that the INTF is ranked in the top third among all funds in the Foreign Stock Category for the three-year period and top 37% for the five-year period ending 7-31-03 as tracked by Morningstar.

                                          QUARTER   YEAR-TO-DATE              THREE YEAR    FIVE YEAR  SINCE PUBLIC  SINCE PRIVATE
           PERFORMANCE FOR PERIODS         ENDING   PERIOD 1/1/03  ONE YEAR   AVG. ANNUAL  AVG. ANNUAL   INCEPTION     INCEPTION
              ENDING 6/30/03(1)           6/30/03    TO 6/30/03     RETURN     RETURN(2)    RETURN(2)  (5/28/97)(2)   (4/4/96)(2)
       INTERNATIONAL FUND (INTF)           +15.4%      +7.2%        -7.1%      -12.7%        -3.2%        -2.6%         +0.4%

       EAFE Index                          +19.3%      +9.5%        -6.5%      -13.5%        -4.0%        -1.7%         -0.2%

       Morningstar Foreign Stock Fds Avg   +18.9%      +9.7%        -6.9%      -14.0%        -3.0%        -0.6%         +1.8%

                        Portfolio Turnover...........26%

(1) Total returns include reinvested dividends and gains. (2) The Fund's public registration with the S.E.C. was effective 5/28/97. The Fund was in existence from 4/4/96 to 5/28/97 as a private trust. There were no operational changes as a result of public inception.

    ALTCAT (ALTERNATIVE CATEGORIES) FUND (ACF)

A multi-asset global fund of funds that invest in assets hat offer opportunities for growth.

               The AltCat Fund also experienced a disappointing quarter. Very few sectors were untouched by the negative sentiment toward stocks. We are looking for opportunities in battered sectors as well as stronger ones that should continue to show strength in an upturn.

                                             QUARTER  YEAR-TO-DATE              THREE YEAR    FIVE YEAR  SINCE PUBLIC  SINCE PRIVATE
         PERFORMANCE FOR PERIODS             ENDING   PERIOD 1/1/03  ONE YEAR   AVG. ANNUAL  AVG. ANNUAL   INCEPTION     INCEPTION
            ENDING 6/30/03(1)                6/30/03   TO 6/30/03     RETURN     RETURN(2)    RETURN(2)  (5/28/97)(2)   (4/4/96)(2)
     ALTCAT FUND (ACF)                       +12.9%      +9.3%        -2.9%       -7.5%        +1.6%        +1.2%         +2.2%

     Morningstar Multi-Asset Global Fds Avg  +12.6%      +9.0%        +3.0%       -1.3%        +2.4%        +3.9%         +4.9%

                             Portfolio Turnover 42%

(1) Total returns include reinvested dividends and gains. (2) The Fund's public registration with the S.E.C. was effective 5/28/97. The Fund was in existence from 4/4/96 to 5/28/97 as a private trust. There were no operational changes as a result of public inception.

Notes regarding performance: Total Return assumes dividends and/or capital gains reinvested. STAAR Fund returns are based on Net Asset Value. Indexes such as the Dow Jones Industrial, EAFE and Lehman Bros. Bond indexes are unmanaged, and therefore have little or no expenses. Morningstar mutual fund averages reflect net returns after expenses with dividend and capital gain distributions reinvested. Performance numbers are quoted directly or derived from data published in the Wall St. Journal ands other public sources and may be preliminary data. Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

STAAR Investment Trust Semi-Annual Report 6/30/03                       Page 5

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
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Intermediate Bond Fund
                                                 Portfolio Valuation as of 6/30/03
-----------------------------------------------------------------------------------------------------------------------------------
                                                            SHARES OR
                                                            PRINCIPAL                                                    UNREALIZED
                         POSITION                             AMOUNT    UNIT COST   PRICE     COST      VALUE   PERCENT  GAIN/(LOSS)
------------------------------------------------------------------------------------------------------------------------------------
CASH & EQUIVALENTS

      Trust Company STAAR Accessor US Gov't                    6,216        1.00     1.00     6,216      6,216     0.1%           0
                                                          --------------------------------------------------------------------------
                                                  Subtotal                                    6,216      6,216     0.1%           0

INTERMEDIATE BONDS
   US TREASURY OBLIGATIONS

       US Treasury Note 6.5 due 5/15/05                       20,000      100.17   109.69    20,035     21,938     0.5%       1,903

       US Treasury Note 5.25 due 5/15/04                      30,000       97.99   103.66    29,398     31,097     0.7%       1,698
                                                          --------------------------------------------------------------------------
                                                  Subtotal                                   49,433     53,034     1.2%       3,601
GOVERNMENT AGENCY OBLIGATIONS

       Fed Nat'l Mtg Assoc 2.49 7/28/05                      200,000      100.12   100.09   200,241    200,188     4.6%         (53)

       Fed Nat'l Mtg Assoc 3.66 4/30/08                      200,000      100.43   101.97   200,859    203,938     4.7%       3,079

       Fed Nat'l Mtg Assoc 5.125 4/22/13                      50,000      102.09   102.78    51,045     51,391     1.2%         346

       Fed Nat'l Mtg Assoc 5.36 due 11/29/11                  75,000      101.33   104.94    75,996     78,704     1.8%       2,708

       Fed Nat'l Mtg Assoc 5.50 7/18/06 (C' 7/18/03)          45,000      100.54   100.19    45,241     45,085     1.0%        (157)

       Fed Nat'l Mtg Assoc. 5.25 1/15/09                      50,000       98.41   112.28    49,205     56,141     1.3%       6,935

       Fedl Farm Cr Bank 5.35 due 12/11/08                   115,000       99.16   112.77   114,038    129,686     3.0%      15,648

       Fedl Home Ln Bank Bond 5.125 9/15/03                   35,000       98.11   100.84    34,339     35,295     0.8%         956

       Fedl Home Ln Bank Bond 5.355 1/05/09                   50,000       97.13   113.03    48,565     56,516     1.3%       7,951

       Fedl Home Ln Bank Bond 5.785 4/14/08                   50,000      101.72   114.34    50,861     57,172     1.3%       6,311

       Fedl Home Ln Bank Bond 5.835 7/15/08                   20,000       99.99   115.06    19,998     23,013     0.5%       3,015

       Fed'l Home Ln Bank Bond 6.05 5/17/12                  150,000       99.87   103.94   149,808    155,907     3.6%       6,099

       Fed'l Home Ln Bank Bond 6.25 due 1/23/12              200,000      100.08   102.63   200,168    205,250     4.7%       5,082

       Fedl Home Ln Mtg Corp Deb 2.625 2/15/06               100,000      100.55   100.94   100,555    100,940     2.3%         385

       Fedl Home Ln Mtg Corp Deb 3.125 12/16/05              200,000      101.05   100.95   202,107    201,900     4.7%        (207)

       Fedl Home Ln Mtg Corp Deb 4.0 due 1/15/07 (C'
         7/15/03)                                            100,000       99.93   100.09    99,933    100,090     2.3%         157

       Fedl Home Ln Mtg Corp Deb 5.125 10/15/08              130,000       98.77   111.72   128,403    145,235     3.3%      16,832

       Fedl Home Ln Mtg Corp Deb 5.25 1/15/06                 80,000      100.35   108.84    80,284     87,075     2.0%       6,791
                                                          --------------------------------------------------------------------------
                                                  Subtotal                                1,851,645  1,933,523    44.5%      81,878

CORPORATE OBLIGATIONS

       AOL Time Warner 6.125 4/15/06                          50,000      105.27   109.34    52,636     54,670     1.3%       2,034

       AOL Time Warner 6.15 5/1/07                            50,000      103.25   112.49    51,627     56,245     1.3%       4,618

       AT&T Corp 7.0 due 5/15/05                              50,000      104.43   107.45    52,216     53,725     1.2%       1,509

       Bank One Corp 6.875 8/01/06                            40,000      103.27   113.91    41,308     45,564     1.0%       4,256

       Bankamerica Corp 5.875 2/15/09                         50,000       96.25   113.74    48,126     56,870     1.3%       8,744

       Capital One Bank 6.62 8/4/03                          100,000      101.33   100.20   101,327    100,200     2.3%      (1,127)

       Capital One Bank 6.65 3/15/04                          50,000      101.17   102.39    50,586     51,195     1.2%         609

       Capital One Bank 6.875 2/1/06                         100,000      102.64   107.30   102,640    107,300     2.5%       4,660

       Chase Manhattan Corp 6.0 due 2/15/09                   50,000       98.41   112.68    49,204     56,340     1.3%       7,136

       CIT Group 6.5 2/7/06                                  100,000      102.61   109.30   102,606    109,300     2.5%       6,694

       Columbia/HCA Healthcare 6.87 due 9/15/03               30,000       98.78   100.80    29,633     30,240     0.7%         607

       CP&L Energy 5.95 3/01/09                               50,000       98.24   112.60    49,122     56,300     1.3%       7,178

       Disney 4.875 7/2/04                                    50,000      101.54   103.14    50,768     51,570     1.2%         802

       Duke Capital Corp 6.25 7/15/05 NC                     100,000      102.39   106.06   102,394    106,060     2.4%       3,666

       Duke Capital Corp 7.25 10/1/04                        125,000      103.34   105.73   129,176    132,163     3.0%       2,986

       Eastman Kodak 6.375 6/15/06                           100,000      102.41   110.48   102,408    110,480     2.5%       8,072

       Ford Motor Cr 5.75 due 2/23/04                         75,000      101.13   102.08    75,846     76,560     1.8%         714

       Ford Motor Cr 7.75 due 2/15/07                        100,000      102.33   107.57   102,328    107,570     2.5%       5,242

       GMAC 6.125 9/15/06                                    100,000      103.92   105.28   103,916    105,280     2.4%       1,364

       Haliburton 6.0 8/1/06                                 100,000      102.08   106.65   102,082    106,650     2.5%       4,568

       Hertz Corp 6.625 5/15/08                               50,000      101.31   102.13    50,654     51,065     1.2%         411

       Household Finl. Corp 5.75 1/30/07                      50,000      100.75   110.36    50,376     55,180     1.3%       4,804

       Household Finl. Corp 5.875 2/1/09                      50,000      101.01   111.48    50,506     55,740     1.3%       5,234

       Lehman Brothers 6.625 due 2/05/06                      50,000       97.30   111.52    48,648     55,760     1.3%       7,112

       Lehman Brothers 6.625 due 4/01/04                      50,000       98.50   103.95    49,249     51,975     1.2%       2,726

       Mellon Financial Co. 6.0 due 3/01/04                   40,000      100.08   103.16    40,033     41,264     1.0%       1,231

       Merrill Lynch & Co Nts 6.0 due 2/17/09                 40,000       93.08   112.41    37,232     44,964     1.0%       7,732

       Morgan Stanley Nts 5.625 due 1/20/04                   50,000       99.75   102.39    49,875     51,195     1.2%       1,320

       Motorola Inc Note 5.8 10/15/08                         40,000       90.81   107.25    36,326     42,900     1.0%       6,574

       Sears Accept Corp  6.92 due 6/17/04                    40,000      104.37   103.67    41,747     41,468     1.0%        (279)

       Sears Accept Corp  7.0 6/15/07                        250,000      103.21   112.77   258,027    281,925     6.5%      23,898
                                                          --------------------------------------------------------------------------

                                                  Subtotal                                2,212,621  2,347,718    54.1%     135,097

                                                                                         ===========================================

                                                                          TOTALS          4,119,915  4,340,491     100%     220,576
------------------------------------------------------------------------------------------------------------------------------------

Note: This portfolio valuation does not include accrued income and expenses. Therefore, the total value shown is not the same as the net asset value.

BREAKDOWN BY GENERAL ASSET TYPE

                              [CHART APPEARS HERE]
                         Cash & Equivalents          0%
                         Corporate                  54%
                         US Treasury & Gov Agency   46%

    BREAKDOWN BY GENERAL RATING
    (S&P and/or Moody's)

                              [CHART APPEARS HERE]
                              AAA Rated        46%
                              AA Rated          3%
                              A Rated          27%
                              BBB Rated        24%

STAAR Investment Trust Semi-Annual Report 6/30/03                         Page 6

-----------------------------------------------------------------------------------------------------------------------------------
                                                        Long Term Bond Fund
                                                 Portfolio Valuation as of 6/30/03
-----------------------------------------------------------------------------------------------------------------------------------
                                                      SHARES OR
                                                      PRINCIPAL                                                          UNREALIZED
                   POSITION                             AMOUNT      UNIT COST     PRICE      COST      VALUE    PERCENT  GAIN/(LOSS)
-----------------------------------------------------------------------------------------------------------------------------------

CASH & EQUIVALENTS                                       28,451        1.00        1.00     28,451     28,451     3.3%         0
                                                       ----------------------------------------------------------------------------
                                               Subtotal                                     28,451     28,451     3.3%         0
   US TREASURY OBLIGATIONS
       US Treasury Bond 7.25 due 5/15/16                 75,000      105.48      133.00     79,114     99,750    11.5%    20,636
                                                       ----------------------------------------------------------------------------
                                               Subtotal                                     79,114     99,750    11.5%    20,636
   GOVERNMENT AGENCY OBLIGATIONS
       Fed'l Home Ln Bank 6.5 due 5/10/17                70,000      100.01      107.22     70,007     75,053     8.6%     5,046
       Fedl Home Ln Mtg Corp 6.42 due 8/19/13            30,000      101.23      100.69     30,370     30,206     3.5%      (164)
       Fedl Home Ln Mtg Corp 6.15 due 10/03/12           60,000      100.67      101.22     60,401     60,731     7.0%       331
       Fedl Farm Cred Bk 4.97 9/16/15                   100,000      101.69      107.31    101,689    107,313    12.4%     5,624
       Fedl Farm Cred Bk 6.9 due 9/08/15 NC              40,000      101.91      125.91     40,764     50,364     5.8%     9,600
                                                       ----------------------------------------------------------------------------
                                               Subtotal                                    303,230    323,668    37.3%    20,438
   CORPORATE OBLIGATIONS
       Arkansas Power & Lt 7.0 due 10/1/23               25,000      103.46      103.76     25,866     25,940     3.0%        74
       Bear Stearns Cos 7.625 due 2/01/05                40,000       99.72      109.41     39,889     43,764     5.0%     3,875
       Capital One 6.65 3/15/04                          50,000      101.17      102.39     50,586     51,195     5.9%       609
       Citigroup 7.25 due 10/01/10                       25,000      100.85      121.16     25,213     30,290     3.5%     5,077
       Ford Motor Credit MTN 7.0 9/20/10                 40,000      100.96       99.96     40,386     39,984     4.6%      (402)
       Gen Mtrs Accpt Corp Nts 7.1 due 3/15/06           20,000       99.34      105.95     19,869     21,190     2.4%     1,321
       GMAC 6.875 due 9/15/11                            40,000       99.77      100.33     39,909     40,132     4.6%       223
       Lehman Bros. Holdings 7.0 due 5/12/14             35,000       94.14      103.90     32,949     36,365     4.2%     3,416
       Sears Roebuk Acc 6.7 4/15/12                      50,000       97.20      112.85     48,599     56,425     6.5%     7,826
       United Technology Corp 6.1 5/15/12                35,000      101.22      115.28     35,428     40,348     4.6%     4,920
       Xerox Credit Corp MTN 6.5 due 2/11/13             35,000      100.00       87.00     35,000     30,450     3.5%    (4,550)
                                                       ----------------------------------------------------------------------------
                                               Subtotal                                    393,694    416,083    47.9%    22,389

                                                                                         ==========================================
                                                                   TOTALS                  804,489    867,952     100%      63,464
-----------------------------------------------------------------------------------------------------------------------------------


Note: This portfolio valuation does not include accrued income and expenses. Therefore, the total value shown is not the same as the net asset value.

BREAKDOWN BY GENERAL ASSET TYPE

                              [CHART APPEARS HERE]
                      Cash & Equivalents               3%
                      Corporate                       48%
                      US Treasury & Gov Agency        49%

    BREAKDOWN BY GENERAL RATING (S&P and/or Moody's)

                              [CHART APPEARS HERE]
                              AAA Rated        53%
                              AA Rated          4%
                              A Rated          21%
                              BBB Rated        18%
                              BB Rated          4%

STAAR Investment Trust Semi-Annual Report 6/30/03                         Page 7

-----------------------------------------------------------------------------------------------------------------------------------
                                                   Larger Company Stock Fund
                                              Portfolio Valuation as of 06/30/03
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         UNREALIZED
                      POSITION                    SHARES    UNIT COST     PRICE         COST         VALUE    PERCENT    GAIN/(LOSS
-----------------------------------------------------------------------------------------------------------------------------------
CASH & EQUIVALENTS
       Trust Co. STAAR Accessor US Gov't        284,734        1.00         1.00      284,734     284,734       9.6%          0
                                                  ---------------------------------------------------------------------------------
                            SUBTOTAL                                                  284,734     284,734       9.6%          0
U.S. LARGER CO. STOCK FUNDS
       Bear Stearns Insider Select A              5,466       14.94        14.42       81,687       78,823      2.7%     (2,864)
       Dodge & Cox Stock Fund                       761       87.21        96.30       66,393       73,315      2.5%      6,922
       Fundamental Investors Fund                11,222       29.68        24.11      333,023      270,552      9.1%    (62,471)
       iShares DJ US Consumer Cyclicals             500       48.36        48.72       24,179       24,360      0.8%        181
       Mairs & Power Growth Fund                  5,500       11.90        54.25       65,469      298,388     10.1%    232,919
       Parnassus Inc Equity Inc.                  3,076       21.56        22.60       66,313       69,521      2.3%      3,209
       ProFunds Biotech Svc                       1,423       29.60        35.95       42,117       51,146      1.7%      9,029
       ProFunds OTC Svc                             446       44.84        47.25       20,000       21,075      0.7%      1,075
       Putnam Fund For Growth & Income           24,002       18.34        15.65      440,080      375,627     12.7%    (64,453)
       Torray Fund                                9,648       37.32        36.00      360,027      347,335     11.7%    (12,692)
       Washington Mutual Investors Fund           9,639       27.89        25.63      268,860      247,051      8.3%    (21,809)
                                                  ---------------------------------------------------------------------------------
                            SUBTOTAL                                                1,768,148    1,857,195     62.6%     89,047

U.S. MID-CAP LARGER CO. STOCK FUNDS
       Calamos Growth A                           4,644       34.25        36.80      159,057      170,885      5.8%     11,828
       Franklin Rising Dividends                 15,151       24.55        25.89      371,902      392,270     13.2%     20,368
       iShares Russell Midcap Growth Index Fd     1,000       59.21        61.64       59,205       61,640      2.1%      2,435
       Navellier MidCap Growth                    6,845       18.99        19.90      130,000      136,218      4.6%      6,218
       ProFunds Ultra Mid-Cap Srv                 2,043       19.50        19.69       39,841       40,227      1.4%        386
       ProFunds Utilities Ultra Sector            2,008        9.96        11.61       20,000       23,313      0.8%      3,313
                                                  ---------------------------------------------------------------------------------
                            SUBTOTAL                                                  780,006      824,553     27.8%     44,548

                                                                                     ==============================================
         TOTALS                                                                      2,832,887   2,966,481      100%    133,594
-----------------------------------------------------------------------------------------------------------------------------------

Note: This portfolio valuation does not include accrued income and expanses. Therefore, the total value shown is not the same as the net asset value.

    BREAKDOWN BY GENERAL ASSET TYPE
    (Includes estimated cash positions of mutual funds owned by the Fund)

                             [CHART APPEARS HERE]
                         Bonds                      0%
                         Cash & Equivalents        14%
                         Domestic Stock            81%
                         Foreign Stock              3%
                         Other                      2%

    BREAKDOWN BY MANAGEMENT STYLE

                              [CHART APPEARS HERE]
                        Cash & Equivalents           10%
                        Large Cap Blend              24%
                        Large Cap Growth              3%
                        Large Cap Value              35%
                        Larger Mid-Cap Blend         15%
                        Larger Mid-Cap Growth        12%
                        Larger Mid-Cap Value          1%

Notes: Breakdown percentages are estimates based on information gathered from prospectuses, quarterly reports and other sources, including Morningstar Principia for Mutual Funds. Accuracy is not guaranteed.

STAAR Investment Trust Semi-Annual Report 6/30/03                         Page 8

--------------------------------------------------------------------------------------------------------------------------------

                                                   Smaller Company Stock Fund
                                               Portfolio Valuation as of 06/30/03
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     UNREALIZED
                     POSITION                      SHARES      UNIT COST   PRICE       COST       VALUE     PERCENT  GAIN/(LOSS)
--------------------------------------------------------------------------------------------------------------------------------
CASH & EQUIVALENTS
      Franklin Money Fund                           60,502.61     1.00      1.00       60,503     60,503      2.0%          0
      Trust Co. STAAR Accessor US Gov't            135,981.29     1.00      1.00      135,981    135,981      4.5%          0
                                                  ------------------------------------------------------------------------------
                         SUBTOTAL                                                     196,484    196,484      6.5%          0
U.S. SMALLER MID-CAP STOCK MUTUAL FUNDS

       FAM Value                                     1,361.06    35.30     36.93       48,042     50,264      1.7%      2,222
       Putnam Capital Opportunities Fund A          19,409.67    10.01      8.58      194,276    166,535      5.5%    (27,741)
                                                  ------------------------------------------------------------------------------
                         SUBTOTAL                                                     242,318    216,799      7.1%    (25,519)
U.S. SMALLER CO. STOCK MUTUAL FUNDS
       Bjurman & Barry Micro Cap Growth              6,326.02    23.71     25.26      150,000    159,795      5.3%      9,795
       FBR Small Cap Value A                           762.78    26.22     28.14       20,000     21,465      0.7%      1,465
       Franklin SmallCap Value A                     9,840.39    23.31     25.27      229,346    248,667      8.2%     19,321
       Wasatch Small Cap Value                      38,542.42     3.63      4.13      140,000    159,180      5.2%     19,180
       Hennessy Cornerstone Growth                   4,426.79    13.75     15.26       60,847     67,553      2.2%      6,706
       iShares Russell 2000 Growth Index Fd            500.00    45.86     47.25       22,928     23,625      0.8%        698
       Liberty Acorn Z Fund                         17,900.70    17.19     18.11      307,755    324,182     10.7%     16,426
       ProFunds Ultra Small-Cap Srv                 12,996.59    11.65     12.35      151,392    160,508      5.3%      9,116
       Royce Opportunity Fund                       41,525.67     7.66      9.13      318,135    379,129     12.5%     60,994
       RS Smaller Co. Growth Fund                    3,304.70    16.62     15.61       54,908     51,586      1.7%     (3,322)
       T Rowe Price New Horizons Fund               14,583.62    22.78     20.36      332,257    296,922      9.8%    (35,335)
       Value Line Emerging Opps                      3,746.85    17.51     19.00       65,594     71,190      2.3%      5,596
                                                  ------------------------------------------------------------------------------
                         SUBTOTAL                                                   1,853,161  1,963,802     64.6%    110,641
U.S. MICROCAP STOCK MUTUAL FUNDS
       Franklin MicroCap Value                      16,152.36    20.07     25.72      324,112    415,439     13.7%     91,327
       Oberweis MicroCap                            12,321.85    15.42     20.20      190,000    248,901      8.2%     58,901
                                                  ------------------------------------------------------------------------------
                         SUBTOTAL                                                     514,112    664,340     21.8%    150,228

                                                                                   =============================================
         TOTALS                                                                     2,806,075  3,041,425      100%    235,350
--------------------------------------------------------------------------------------------------------------------------------

Note: This portfolio valuation does not include accrued income and expenses. Therefore, the total value shown is not the same as the net asset value.


    BREAKDOWN BY GENERAL ASSET TYPE
    (Includes estimated cash positions of mutual funds owned by the Fund)

                              [CHART APPEARS HERE]
                         Bonds                      0%
                         Cash & Equivalents        10%
                         Domestic Stock            82%
                         Foreign Stock              5%
                         Other                      3%

    BREAKDOWN BY MANAGEMENT STYLE

                              [CHART APPEARS HERE]
                       Cash & Equivalents             6%
                       Small Cap Blend               33%
                       Small Cap Growth              27%
                       Small Cap Value                0%
                       Smaller Mid-Cap Growth         0%
                       Smaller Mid-Cap Blend          7%
                       MicroCap Growth               13%
                       Microcap Value                14%
                       Other/Hedge                    0%

Notes: Breakdown percentages are estimated based on information gathered from prospectuses, quarterly reports and other sources, including Morningstar Principia for Mutual Funds. Accuracy is not guaranteed.

STAAR Investment Trust Semi-Annual Report 6/30/03                         Page 9

------------------------------------------------------------------------------------------------------------------------------------
                                                         International Fund
                                                 Portfolio Valuation as of 06/30/03
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         UNREALIZED
                        POSITION                          SHARES     UNIT COST    PRICE     COST      VALUE    PERCENT   GAIN/(LOSS)
------------------------------------------------------------------------------------------------------------------------------------

CASH & EQUIVALENTS
       Trust Company STAAR Accessor US Gov't             178,972.62     1.00      1.00    178,973     178,973     9.2%            0
                                                         --------------------------------------------------------------------------
                            SUBTOTAL                                                      178,973     178,973     9.2%            0

INTERNATIONAL STOCK MUTUAL FUNDS
       AF Europacific Fund                                10,532.17    32.02     24.48    337,233     257,827    13.3%      (79,405)
       CS International Focus Fund                        15,208.83    12.48      8.78    189,751     133,534     6.9%      (56,218)
       Harbor International                                6,089.11    27.15     29.46    165,322     179,385     9.3%       14,063
       iShares MSCI Mexico Index Fd                        1,500.00    14.08     14.46     21,115      21,690     1.1%          575
       iShares MSCI Netherlands Index Fd                   1,000.00    12.99     13.21     12,993      13,210     0.7%          218
       iShares MSCI Spain Index Fd                           500.00    20.17     22.35     10,086      11,175     0.6%        1,090
       iShares MSCI Taiwan Index Fd                        1,000.00     8.74      8.94      8,743       8,940     0.5%          198
       Marsico Int'l Opportunities                         8,264.46     7.26      8.21     60,000      67,851     3.5%        7,851
       Putnam International Capital Opportunities A       11,068.06    14.74     15.06    163,135     166,685     8.6%        3,550
       Putnam International Equity A                       8,769.30    18.39     17.43    161,231     152,849     7.9%       (8,382)
       Templeton Foreign Fund A                           27,082.17     9.53      8.88    257,962     240,490    12.4%      (17,472)
       T Rowe Price International Fund                     7,148.76    11.56      9.57     82,672      68,414     3.5%      (14,258)
                                                         ---------------------------------------------------------------------------
                            SUBTOTAL                                                    1,470,241   1,322,049    68.2%     (148,192)
DEVELOPING MARKETS MUTUAL FUNDS
       Templeton Developing Markets Trust A               26,396.82    12.50     11.32    329,921     298,812    15.4%      (31,109)
       Dreyfus Premier Emerging A                         10,858.51    11.13     12.84    120,862     139,423     7.2%       18,562
                                                         --------------------------------------------------------------------------
                            SUBTOTAL                                                      450,782     438,235    22.6%      (12,547)

                                                                                       ============================================
         TOTALS                                                                         2,099,996   1,939,257   100.0%     (160,739)
-----------------------------------------------------------------------------------------------------------------------------------

Note: This portfolio valuation does not include accrued income and expenses. Therefore, the total value shown is not the same as the net asset value.

    BREAKDOWN BY GENERAL ASSET TYPE
    (Includes estimated cash positions of mutual funds owned by the Fund)

                             [CHART APPEARS HERE]
                       Bonds                          0%
                       Cash & Equivalents            14%
                       Domestic Stock                 1%
                       Foreign Emerging Mkts         21%
                       Foreign Stock                 60%
                       Other                          4%

    BREAKDOWN BY MANAGEMENT STYLE
    (Does not include cash positions of mutual funds owned by the Fund.)

                              [CHART APPEARS HERE]
                         Cash & Equivalents         9%
                         Large Cap Blend           39%
                         Large Cap Growth           7%
                         Large Cap Value           14%
                         Mid Cap Blend              0%
                         Mid Cap Value             31%

Notes: Breakdown percentages are estimates based on information gathered from prospectuses, quarterly reports and other sources, including Morningstar Principia for Mutual Funds. Accuracy is not guaranteed.

STAAR Investment Trust Semi-Annual Report 6/30/03                        Page 10

------------------------------------------------------------------------------------------------------------------------------------
                                                            AltCat Fund
                                                 Portfolio Valuation as of 06/30/03
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         UNREALIZED
    POSITION                                            SHARES     UNIT COST   PRICE       COST      VALUE      PERCENT GAIN/(LOSS)
----------------------------------------------------------------------------------------------------------------------------------
CASH & EQUIVALENTS
       Trust Company STAAR Accsessor US Gov't           224,828       1.00      1.00      224,828    224,828     16.2%         0
                                                        ----------------------------------------------------------------------------
                          SUBTOTAL                                                        224,828    224,828     16.2%         0
US MID-CAP LARGER CO. STOCK MUTUAL FUNDS
       iShares Russell Midcap Growth Index                  600      57.69     61.64       34,615     36,984      2.7%     2,369
       ProFunds Ultra Mid-Cap Srv                         1,018      19.64     19.69       20,000     20,051      1.4%        51
       Muhlenkamp Fund                                    2,970      44.78     52.01      133,016    154,483     11.1%    21,467
                                                        ----------------------------------------------------------------------------
                          SUBTOTAL                                                        187,631    211,518     15.2%    23,887
US SMALLER CO. STOCK MUTUAL FUNDS
       ProFunds Ultra Small-Cap Srv                       1,627      12.30     12.35       20,001     20,088      1.4%        87
                                                        ----------------------------------------------------------------------------
                          SUBTOTAL                                                         20,001     20,088      1.4%        87
GLOBAL SMALLER CO. STOCK MUTUAL FUNDS
       Franklin Mutual Series Discovery Fund I            5,316      18.46     17.71       98,105     94,141      6.8%    (3,964)
      SmallCap World Fund                                 5,005      27.71     20.92      138,665    104,694      7.5%   (33,971)
                                                        ----------------------------------------------------------------------------
                          SUBTOTAL                                                        236,770    198,835     14.3%   (37,934)
ALTERNATIVE CATEGORIES
       Franklin BioTech Discovery Fund I                  1,547      55.08     41.72       85,203     64,534      4.6%   (20,669)
       Franklin Gold Fund I                               1,497      11.42     13.19       17,098     19,747      1.4%     2,649
       Franklin Real Estate Securities Fund I             5,387      15.98     18.57       86,099    100,040      7.2%    13,940
       Franklin Natural Resources Fund I                  7,461      16.05     15.21      119,784    113,487      8.2%    (6,298)
       iShares MSCI Australia Index                         500      10.19     11.10        5,095      5,550      0.4%       455
       iShares S&P Latin America 40 Index                   400      44.92     44.44       17,969     17,776      1.3%      (193)
       iShares MSCI Netherlands Index                     1,000      12.99     13.21       12,993     13,210      1.0%       218
       iShares MSCI Taiwan Index                          1,000       8.74      8.94        8,743      8,940      0.6%       198
       iShares MSCI Mexico Index                          1,000      14.11     14.46       14,105     14,460      1.0%       355
       iShares DJ US Consumer Cyclicals                     400      48.37     48.72       19,347     19,488      1.4%       141
       iShares S&P Glob. Telecomm Sector Index              300      41.30     40.55       12,391     12,165      0.9%      (226)
       iShares DJ US Healthcare Sector Index                300      55.34     54.49       16,601     16,347      1.2%      (254)
       Ivy Pacific Opportunities Fund A                  12,892       8.01      6.50      103,329     83,798      6.0%   (19,531)
       ProFunds Europe Ultra Srv                          1,847      10.58     10.72       19,544     19,802      1.4%       259
       ProFunds Utilities Ultra Sector Srv                1,195       9.71     11.61       11,605     13,873      1.0%     2,268
       Vanguard Energy                                    3,051      24.67     26.17       75,294     79,856      5.8%     4,562
       Vanguard Health Care                                 552      98.63    108.46       54,465     59,895      4.3%     5,429
       Live Oak Health Sciences                             619       8.08      8.40        5,000      5,198      0.4%       198
       Light Revolution Fund                              6,732       9.69      7.27       65,199     48,939      3.5%   (16,260)
       Invesco Technology II                                806      41.31     20.25       33,293     16,320      1.2%   (16,973)
                                                        ----------------------------------------------------------------------------
                          SUBTOTAL                                                        783,155    733,423     52.8%   (49,731)

                                                                                      ==============================================
         TOTALS                                                                         1,452,385  1,388,693      100%   (63,692)
------------------------------------------------------------------------------------------------------------------------------------

Note: This portfolio valuation does not include accrued income and expenses. Therefore, the total value shown is not the same as the net asset value.

    BREAKDOWN BY GENERAL ASSET TYPE
    (Does not include cash positions of mutual funds owned by the Fund.
     Therefore, actual cash will be higher.)

                               [CHART APPEARS HERE]
                        Cash & Equivalents           20%
                        Bonds                         1%
                        Energy & Nat. Res            13%
                        Global Flexibly Mgd           5%
                        Global Smaller Cos            7%
                        Health Care                   6%
                        International                11%
                        Prec. Metal/Mining            1%
                        Real Estate & Related         7%
                        Technology                   10%
                        U.S. Fexibly Mgd             10%
                        US Large Cap                  2%
                        US Mid Cap                    4%
                        US Small Cap                  1%
                        Other                         2%

    BREAKDOWN BY MANAGEMENT STYLE
    (Does not include cash positions of mutual funds owned by the Fund.)

                              [CHART APPEARS HERE]
                         Cash & Equivalents        16%
                         Large Cap Blend            4%
                         Large Cap Growth           9%
                         Large Cap Value           23%
                         Mid Cap Blend              2%
                         Mid Cap Growth            16%
                         Mid Cap Value             21%
                         Small Cap Growth           9%

Notes: Breakdown percentages are estimated based on information gathered from prospectuses, quarterly reports and other sources, including Morningstar Principia for Mutual Funds. Accuracy is not guaranteed.

STAAR Investment Trust Semi-Annual Report 6/30/03                        Page 11

                             STAAR INVESTMENT TRUST FINANCIAL STATEMENTS FINANCIAL STATEMENTS STATEMENT
                                         OF ASSETS AND LIABILITIES JUNE 30, 2003 (unaudited)

                                                         IBF         LTBF        LCSF        SCSF        INTF         ACF
                      ASSETS
                      ------
Investments in Securities at Value Identified         4,340,491     867,952   2,965,404   3,040,283    1,938,528   1,388,102
Cash (not including money market funds)                       0           0           0           0            0           0
Interest Receivable                                      63,188      10,809          14          12           40         142
                                                   --------------------------------------------------------------------------
                                       Total Assets   4,403,679     878,761   2,965,418   3,040,295    1,938,568   1,388,244
                                                   --------------------------------------------------------------------------

                    LIABILITIES
                    -----------
Accounts Payable for Securities                               0           0           0           0            0           0
Accounts Payable - Sr. Long-term Debt                         0           0           0           0            0           0
Accounts Payable- Other (incl. Advisor, TTEE,
12b-1 Fees)                                               1,635         339       1,200       1,212          781         556
                                                   --------------------------------------------------------------------------
                                  Total Liabilities       1,635         339       1,200       1,212          781         556
                                                   --------------------------------------------------------------------------

                    NET ASSETS                        4,402,044     878,422   2,964,218   3,039,083    1,937,787   1,387,687
                    ----------                     ==========================================================================

     Shares of Beneficial Interest Outstanding      392,474.165  78,623.641 295,140.022 264,525.129  244,261.094 138,612.400
     -----------------------------------------

             Net Asset Value Per Share                    11.22       11.17       10.05       11.49         7.94       10.02
             -------------------------



                                                       STATEMENT OF OPERATIONS
                                               FOR THE SIX MONTH PERIOD ENDED 6/30/03
                                                         IBF         LTBF        LCSF          SCSF         INTF        ACF

                 INVESTMENT INCOME
                 -----------------
Mutual Fund Dividends (Including Money Market
  Funds)                                                    940         218      12,725        1,108       3,877       2,232
Interest                                                111,435      36,963           0            0           0           0
                                                    -------------------------------------------------------------------------
                                       Total Income     112,375      37,181      12,725        1,108       3,877       2,232

                     EXPENSES
                     --------
Advisory Fees                                            14,596       4,589      11,700       11,352       7,475       4,946
Custodian fees                                              177          47         100           98          64          43
Printing                                                  2,294         608       1,297        1,268         828         552
Taxes                                                       352          93         199          194         127          85
Bookkeeping Fees                                          2,262         600       1,278        1,250         817         545
Auditing Fees                                             3,719         986       2,101        2,055       1,343         895
Legal                                                     1,033         274         584          571         373         249
Auditing                                                  4,319       1,145       2,441        2,387       1,560       1,040
Legal                                                       478         127         270          264         173         115
Marketing Distribs: 12-b-1                                5,792       1,594       3,250        3,164       2,076       1,374
Other                                                     4,881       1,294       2,758        2,698       1,763       1,175
                                                    -------------------------------------------------------------------------
                                     Total Expenses      39,904      11,358      25,978       25,301      16,598      11,018

                              Net Investment Income      72,471      25,823    (13,253)     (24,193)    (12,721)     (8,786)
                              --------------------- -------------------------------------------------------------------------

REALIZED & UNREALIZED APPRECIATION ON INVESTMENTS
-------------------------------------------------
Realized Long & Short Term Capital Gains / (Losses)       5,276      35,291     439,968      132,181     159,777      37,935
Unrealized Appreciation (Depreciation) during
Period                                                   84,417     (1,134)     653,157      372,056     305,393     154,628
                                                    -------------------------------------------------------------------------
Net Realized & Unrealized Appreciation                   89,693      34,157   1,093,125      504,237     465,170     192,563
(Depreciation)

NET INCREASE/(DEC.) IN NET ASSETS FROM OPERATIONS       162,164      59,980   1,079,872      480,044     452,449     183,776
-------------------------------------------------   =========================================================================

STAAR Investment Trust Semi-Annual Report 6/30/03                        Page 12

                                             STAAR INVESTMENT TRUST FINANCIAL STATEMENTS
                                                        FINANCIAL STATEMENTS
                                                  STATEMENT OF CHANGE IN NET ASSETS
                                               FOR THE SIX MONTH PERIOD ENDED 6/30/03

                                                         IBF         LTBF        LCSF        SCSF         INTF        ACF
 Increase/(Decrease) in net Assets from Operations
 -------------------------------------------------
Net Investment Income                                    74,856      26,456     (11,905)     (22,875)    (11,859)     (8,211)
Net Realized Gains On Investments                         5,276      35,291     439,968      132,181     159,777      37,935
Unrealized Appreciation (Depreciation) of
  Investments                                            84,417      (1,134)    653,157      372,056     305,393     154,628
                                                   --------------------------------------------------------------------------
     Net Increase(Decrease) in Net Assets Resulting     164,549      60,613   1,081,220      481,362     453,311     184,352
       from Operations

        Distributions to Shareholders from:
        -----------------------------------
Investment Income                                      (74,460)     (31,110)          0            0           0           0
Realized Long-Term gains                                      0      (9,129)          0            0           0           0
                                                   --------------------------------------------------------------------------
                                Total Distributions    (74,460)     (40,240)          0            0           0           0

            Capital Share Transactions
            --------------------------
Purchases                                             1,023,297      18,898     422,638      399,398   1,614,642     333,590
Redemptions                                          (1,172,344)   (832,910)   (349,082)    (269,560) (1,463,101)   (128,729)
Reinvestment of Dividends and Distributions              74,258      39,841           0            0           0           0
                                                   --------------------------------------------------------------------------
Net Increase in net assets from capital share          (74,789)   (774,171)      73,556      129,838     151,541     204,861
transactions

Net Assets Beginning of Period                        4,343,587   1,609,669   2,715,778    2,609,078   1,674,637   1,079,503
Net Assets End of Period                              4,402,044     878,422   2,965,418    3,040,295   1,938,568   1,388,245
                                                   --------------------------------------------------------------------------
Total Increase in Net Assets                             58,457   (731,247)     249,640      431,217     263,931     308,742
                                                   ==========================================================================


                                                  STATEMENT OF CHANGE IN CASH FLOWS
                                               FOR THE SIX MONTH PERIOD ENDED 6/30/03

                                                          IBF         LTBF        LCSF        SCSF         INTF        ACF

       CASH PROVIDED BY OPERATING ACTIVITIES
       -------------------------------------
Net Increase in Net Assets from Operations              162,164      59,980   1,079,872      480,044     452,449     183,776
Adjustments Required to reconcile to net assets
provided by operating activities
    Unrealized (Appreciation) Depreciation of
      Investments                                       (84,417)      1,134    (653,157)    (372,056)   (305,393)   (154,628)
    (Increase) Decrease in Interest Receivable          (22,737)      5,338         306          228         107         (10)
Increase/(Decrease) in Advisory/TTEE/12b-1 Fees
  Payable                                                (1,411)     (1,129)     (3,317)      (3,562)     (2,324)     (1,131)
Increase (Decrease) in Accts. Payable -
  Instruments Purch./Other                                   0           0           0            0           0           0
                                                   --------------------------------------------------------------------------

Net Cash Provided by Operating Activities                53,599      65,323     423,704      104,654     144,839      28,007

        CASH USED BY INVESTMENT ACTIVITIES
        ----------------------------------
Investments Purchased                                (1,415,384)    (87,310) (1,321,368)  (1,267,514)   (432,346)   (569,950)
Sales or Redemptions                                  1,300,375     743,516   1,866,428    1,259,966     585,669     463,967
                                                   --------------------------------------------------------------------------
Net Used by Investment Activities                      (115,009)    656,206     545,060       (7,548)    153,323    (105,983)

       CASH PROVIDED BY FINANCING ACTIVITIES
       -------------------------------------
Shareholder Contributions                             1,023,297      18,898     422,638      399,398   1,614,642     333,590
Shareholder Redemptions (including amounts
re-invested in other Trust portfolios)               (1,172,344)   (832,910)   (349,082)    (269,560) (1,463,101)   (128,729)
Distributions Declared                                  (74,470)    (40,048)         (0)          (0)          0          (0)
Distributions Reinvested By Shareholders                 74,258      39,841           0            0           0           0
                                                   --------------------------------------------------------------------------
Net Cash Provided by Financing Activities              (149,258)   (814,218)     73,556      129,838     151,541     204,861
                                                   --------------------------------------------------------------------------


     INCREASE/(DECREASE) IN CASH DURING PERIOD         (210,668)    (92,690)  1,042,319      226,944     449,703     126,886
     -----------------------------------------     ==========================================================================

Cash Balance - Beginning of Period (without             343,935      88,082     333,841      319,960     199,760     144,949
accruals)
Cash Balance - End of Period (without accruals)         133,267      (4,608)  1,376,160      546,904     649,463     271,835

STAAR Investment Trust Semi-Annual Report 6/30/03                        Page 13

   STAAR INVESTMENT TRUST SUPPLEMENTARY INFORMATION -- SELECTED PER SHARE DATA
           AND RATIOS Period from May 28, 1997 through June 30, 2003

                             STAAR INVESTMENT TRUST
         SUPPLEMENTARY INFORMATION -- SELECTED PER SHARE DATA AND RATIOS
                 Period from May 28, 1997 through June 30. 2003


                                                                                IBF

PER SHARE DATA                            1/1/03 -    1/1/02 -      1/1/01 -     1/1/00 -      1/1/99 -      1/1/98 -     5/28/97-
--------------                            --------    --------      --------     --------      --------      --------     --------
                                          6/30/03     12/31/02      12/31/01     12/31/00      12/31/99      12/31/98     12/31/97
                                          -------     --------      --------     --------      --------      --------     --------
Net Asset Value Beginning Of Period          10.99       10.59         10.29         9.96         10.45         10.22        $9.97
                                          -----------------------------------------------------------------------------------------

Net Investment Income                         0.18        0.41          0.52         0.55          0.54          0.57         0.33
Net Realized & Unrealized Gains               0.23        0.35          0.26         0.32         (0.55)         0.19         0.21
                                          -----------------------------------------------------------------------------------------
Total Income from Operations                  0.40        0.76          0.78         0.87         (0.01)         0.76         0.54

Distributions from Net Investment Income     (0.18)      (0.35)        (0.46)       (0.54)        (0.48)        (0.51)       (0.28)
Distributions from Net Realized Gains         0.00       (0.01)        (0.02)        0.00          0.00         (0.02)       (0.01)
                                          -----------------------------------------------------------------------------------------
Total Distributions to Shareholders          (0.18)      (0.36)        (0.48)       (0.54)        (0.48)        (0.53)       (0.29)

Net Asset Value End of Period                11.22       10.99         10.59        10.29          9.96         10.45       $10.22
                                          =========================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
Total Return                                  3.71%       7.19%         7.56%        9.06%        (0.14)%        7.41%        6.44%
===================================================================================================================================

Total returns are actual experienced by shareholders and may be slightly different if calculated using these numbers due to rounding differences.

RATIOS
------

Expenses to Avg. Net Assets*                   1.25%        1.51%      0.72%        0.72%         0.72%         0.58%        0.58%
Net Investment Income to Avg. Net Assets       1.61%        3.79%      4.95%        5.49%         5.28%         5.48%        3.26%
Portfolio Turnover Rate                       27.93%       21.60%     33.76%       14.77%        11.85%        22.54%        6.78%

NET ASSETS, END OF PERIOD
-------------------------
(000s omitted)                                 4,402        4,378      2,868        1,564         1,574         1,154          622
                                              =====================================================================================
            Such ratios are after effect of    2003         2002        2001         2000          1999          1998         1997
                                               ----         ----        ----         ----          ----          ----         ----

        Advisory fees waived of:              $0.00%       $0.00%      $0.00%       $0.00%        $0.00%        $0.13%       $0.13%
                                              -------------------------------------------------------------------------------------

                                                                                  SCSF

PER SHARE DATA                            1/1/03 -     1/1/02 -       1/1/01      1/1/00 -      1/1/99-       1/1/98-      5/28/97-
--------------                            --------     --------       ------      --------      -------       -------      --------
                                           6/30/03     12/31/02      12/31/01     12/31/00      12/31/99      12/31/98     12/31/97
                                           -------     --------      --------     --------      --------      --------     --------

Net Asset Value Beginning Of Period          10.29        12.47         12.54        13.86         11.45         11.45        10.32
                                          -----------------------------------------------------------------------------------------

Net Investment Income                        (0.09)       (0.21)        (0.10)       (0.09)        (0.09)        (0.05)       (0.02)
Net Realized & Unrealized Gains               1.20        (1.97)         0.21         0.28          3.61          0.38         1.47
                                          -----------------------------------------------------------------------------------------
Total Income from Operations                  1.11        (2.18)         0.11         0.19          3.52          0.33         1.45

Distributions from Net Investment Income      0.00          0.00         0.00         0.00          0.00          0.00         0.00
Distributions from Net Realized Gains         0.00          0.00        (0.18)       (1.51)        (1.11)        (0.33)       (0.32)
                                          -----------------------------------------------------------------------------------------
Total Distributions to Shareholders           0.00          0.00        (0.18)       (1.51)        (1.11)        (0.33)       (0.32)

Net Asset Value End of Period                11.49         10.29        12.47        12.54         13.86         11.45        11.45
                                          =========================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
Total Return                                 11.66%         0.85%        0.85%        1.08%        30.78%         2.89%       13.92%
===================================================================================================================================

Total returns are actual experienced by shareholders and may be slightly different if calculated using these numbers due to rounding differences.

RATIOS
------

Expenses to Avg. Net Assets*                  1.52%         1.89%         0.99%        0.99%         0.99%         0.99%       1.01%
Net Investment Income to Avg. Net Assets     -0.89%        -1.80%        -0.81%       -0.59%        -0.73%       (0.47)%     (0.22)%
Portfolio Turnover Rate                      49.03%        32.79%         4.31%        4.05%        33.53%         6.45%       4.04%

NET ASSETS, END OF PERIOD
-------------------------
(000s omitted)                                 3,039         2,607         3,048        2,669         2,279         1,612      1,177
                                              -------------------------------------------------------------------------------------
            Such ratios are after effect of     2003         2002          2001         2000          1999         1998        1997
                                                ----         ----          ----         ----          ----         ----        ----
        Advisory fees waived of:               $0.00%       $0.00%        $0.00%       $0.00%        $0.00%       $0.00%      $0.00%
                                              -------------------------------------------------------------------------------------


          *    Using daily averages

                                                                                  LTBF
PER SHARE DATA                                         1/1/03 -   1/1/02 -   1/1/01 -   1/1/00 -   1/1/99 -   1/1/98 -   5/28/97-
--------------                                         --------   --------   --------   --------   --------   --------   --------
                                                       6/30/03    12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                                                       -------    --------   --------   --------   --------   --------   --------
Net Asset Value Beginning Of Period                      11.02       10.62      10.43      10.09      11.16      10.81     $10.07
                                                      ----------------------------------------------------------------------------

Net Investment Income                                     0.23        0.48       0.61       0.62       0.60       0.63       0.37
Net Realized & Unrealized Gains                           0.27        0.40       0.17       0.31      (1.10)      0.30       0.78
                                                      ----------------------------------------------------------------------------
Total Income from Operations                              0.50        0.88       0.78       0.93      (0.50)      0.93       1.15

Distributions from Net Investment Income                 (0.34)      (0.48)     (0.58)     (0.59)     (0.56)     (0.58)     (0.41)
Distributions from Net Realized Gains                    (0.12)       0.00      (0.01)      0.00      (0.01)      0.00       0.00
                                                      ----------------------------------------------------------------------------
Total Distributions to Shareholders                      (0.46)      (0.48)     (0.59)     (0.59)     (0.57)     (0.58)     (0.41)

Net Asset Value End of Period                            11.17       11.02      10.62      10.43      10.09      11.16     $10.81
                                                      ============================================================================

----------------------------------------------------------------------------------------------------------------------------------
Total Return                                              5.60%       8.27%      7.49%      9.37%     (4.53)%     8.63%     11.41%
==================================================================================================================================
Total returns are actual experienced by shareholders and may be slightly different if calculated using these numbers due to rounding differences.



RATIOS
------

Expenses to Avg. Net Assets*                              1.32%        1.59%     0.81%      0.81%     0.81%       0.69%      0.70%
Net Investment Income to Avg. Net Assets                  2.05%        4.50%     5.73%      6.10%     5.61%       5.70%      3.54%
Portfolio Turnover Rate                                   6.81%       19.70%    25.23%      7.74%     4.10%       6.40%      0.00%

NET ASSETS, END OF PERIOD
-------------------------
(000s omitted)                                             878        1,630     1,227        889       807         598        339
                                                       ===========================================================================
            Such ratios are after effect of               2003        2002      2001        2000      1999        1998       1997
                                                          ----        ----      ----        ----      ----        ----       ----
       Advisory fees waived of:                          $0.00%      $0.00%    $0.00%      $0.00%    $0.00%     $0.12%      $0.12%
                                                       ---------------------------------------------------------------------------

                                                       ---------------------------------------------------------------------------


                                                                                           INTF

PER SHARE DATA                                          1/1/03 -  1/1/02 -   1/1/01-    1/1/00 -   1/1/99 -   1/1/98 -   5/28/97-
--------------                                          --------  --------   --------   --------   --------   --------   --------
                                                        6/30/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                                                        -------   --------   --------   --------   --------   --------   --------

Net Asset Value Beginning Of Period                        7.40       8.64      10.48      14.08      10.60      10.50      11.73
                                                       ----------------------------------------------------------------------------

Net Investment Income                                     (0.05)     (0.09)      0.03       0.02       0.05       0.07       0.12
Net Realized & Unrealized Gains                            0.53      (1.15)     (1.84)     (2.36)      4.06       0.31      (0.78)
                                                       ----------------------------------------------------------------------------
Total Income from Operations                               0.48      (1.24)     (1.81)     (2.34)      4.11       0.38      (0.66)

Distributions from Net Investment Income                   0.00       0.00      (0.03)     (0.02)     (0.05)     (0.08)     (0.10)
Distributions from Net Realized Gains                      0.00       0.00       0.00      (1.24)     (0.58)     (0.20)     (0.47)
                                                       ----------------------------------------------------------------------------
Total Distributions to Shareholders                        0.00       0.00      (0.03)     (1.26)     (0.63)     (0.28)     (0.57)

Net Asset Value End of Period                              7.94       7.40       8.64      10.48      14.08      10.60      10.50
                                                       ============================================================================

-----------------------------------------------------------------------------------------------------------------------------------
Total Return                                               7.23%    -14.33%    -17.23%    -16.76%     38.76%      3.64%     (5.64)%
===================================================================================================================================
Total returns are actual experienced by shareholders and may be slightly different if calculated using these numbers due to rounding differences.


RATIOS
------

Expenses to Avg. Net Assets*                               1.52%      1.90%      0.99%      0.99%      0.99%      0.99%      0.70%
Net Investment Income to Avg. Net Assets                  -0.72%     -1.07%      0.31%      0.15%      0.39%      0.65%      1.04%
Portfolio Turnover Rate                                   26.31%     24.08%     15.74%     10.81%     13.12%      2.30%      0.00%

NET ASSETS, END OF PERIOD
-------------------------
(000s omitted)                                            1,938      1,673      1,925      2,108      2,179      1,608      1,126
                                                          ------------------------------------------------------------------------
            Such ratios are after effect of                2003       2002       2001       2000       1999       1998       1997
                                                           ----       ----       ----       ----       ----       ----       ----
       Advisory fees waived of:                           $0.00%     $0.00%     $0.00%     $0.00%     $0.00%    $0.00%      $0.35%
                                                         --------------------------------------------------------------------------

          *    Using daily averages



                                                                                   LCSF

PER SHARE DATA                                1/1/03 -    1/1/02 -    1/1/01 -   1/1/00 -   1/1/99 -    1/1/98 -   5/28/97-
--------------                                --------    --------    --------   --------   --------    --------   --------
                                              6/30/03     12/31/02    12/31/01   12/31/00   12/31/99    12/31/98   12/31/97
                                              --------    --------    --------   --------   --------    --------   --------

Net Asset Value Beginning Of Period              9.49       11.58        12.85      13.98     12.99       12.16    $11.66
                                              ----------------------------------------------------------------------------

Net Investment Income                           (0.04)      (0.09)       (0.01)     (0.02)    (0.02)       0.03      0.15
Net Realized & Unrealized Gains                  0.56       (2.00)       (1.26)     (0.32)     2.12        1.56      1.39
                                              ----------------------------------------------------------------------------
Total Income from Operations                     0.51       (2.09)       (1.27)     (0.34)     2.10        1.59      1.54

Distributions from Net Investment Income         0.00        0.00         0.00       0.00      0.00       (0.04)    (0.13)
Distributions from Net Realized Gains            0.00        0.00         0.00      (0.79)    (1.11)      (0.72)    (0.91)
                                              ----------------------------------------------------------------------------

Total Distributions to Shareholders              0.00        0.00         0.00      (0.79)    (1.11)      (0.76)    (1.04)

Net Asset Value End of Period                   10.05        9.49        11.58      12.85     13.98       12.99    $12.16
                                              ============================================================================

                                              ----------------------------------------------------------------------------
Total Return                                    5.85%      -18.10%       -9.88%     -2.66%    16.13%      13.10%    13.21%
==========================================================================================================================

RATIOS
------

Expenses to Avg. Net Assets*                    1.53%        1.89%       0.99%      0.99%      0.99%      1.00%      0.25%
Net Investment Income to Avg. Net Assets       -0.46%       -8.80%      -0.11%     -0.14%     -0.13%      0.23%      1.81%
Portfolio Turnover Rate                        50.73%       24.08%      16.09%     19.69%     37.02%     30.21%      7.84%

NET ASSETS, END OF PERIOD
-------------------------
(000s omitted)                                 2,964        2,734       2,843      2,679      2,430      1,852      1,276
                                              ============================================================================
           Such ratios are after effect of     2003         2002        2001       2000       1999       1998       1997
                                               ----         ----        ----       ----       ----       ----       ----

        Advisory fees waived of:              $0.00%       $0.00%      $0.00%     $0.00%     $0.00%     $0.00%     $0.25%
                                              ----------------------------------------------------------------------------


                                                                        ACF

PER SHARE DATA                                 1/1/03 -  1/1/02 -   1/1/01 -  1/1/00 -   1/1/99 -   1/1/98 -   5/28/97-
--------------                                 --------  --------   --------  --------   --------   --------   --------
                                               6/30/03   12/31/02   12/31/01  12/31/00   12/31/99   12/31/98   12/31/97
                                               --------  --------   --------  --------   --------   --------   --------

Net Asset Value Beginning Of Period              9.17     10.89     12.29      12.35       9.67       10.53      10.68
                                               -------------------------------------------------------------------------

Net Investment Income                           (0.07)    (0.10)    (0.01)      0.01       0.06        0.13       0.11
Net Realized & Unrealized Gains                  0.87     (1.62)    (1.24)      0.69       2.93       (0.73)     (0.16)
                                               -------------------------------------------------------------------------
Total Income from Operations                     0.80     (1.72)    (1.25)      0.70       2.99       (0.60)     (0.05)
                                               =========================================================================

Distributions from Net Investment Income         0.00      0.00      0.00      (0.01)     (0.06)      (0.13)     (0.09)
Distributions from Net Realized Gains            0.00      0.00    (0.17)      (0.75)     (0.25)      (0.13)     (0.01)
                                               -------------------------------------------------------------------------
Total Distributions to Shareholders              0.00      0.00    (0.17)      (0.76)     (0.31)      (0.26)     (0.10)
                                               =========================================================================

Net Asset Value End of Period                   10.02      9.17    10.89       12.29      12.35        9.67      10.53
                                               =========================================================================

                                               -------------------------------------------------------------------------
Total Return                                     9.27%   -15.84%   -9.99%       5.46%     30.86%      -5.75%     (0.44)%
========================================================================================================================
Total returns are actual experienced by shareholders and may be slightly different if calculated using these numbers due to rounding differences.

RATIOS
------

Expenses to Avg. Net Assets*                     1.53%     1.88%    0.99%       0.99%      0.99%       0.99%      0.80%
Net Investment Income to Avg. Net Assets        -0.74%    -0.97%   -0.08%       0.04%      0.51%       1.24%      1.00%
Portfolio Turnover Rate                         41.85%    18.61%    0.00%       5.11%      4.15%       0.02%      2.74%

NET ASSETS, END OF PERIOD
-------------------------
(000s omitted)                                  1,388     1,079    1,094         958        570         374        307
                                               -------------------------------------------------------------------------
            Such ratios are after effect of      2003      2002     2001        2000      1999         1998        1997
                                                 ----      ----     ----        ----      ----         ----        ----
           Advisory fees waived of:             $0.00%    $0.00%   $0.00%      $0.00%     $0.00%      $0.00%     $0.11%
                                               -------------------------------------------------------------------------

          *    Using daily averages



STAAR Investment Trust Semi-Annual Report 6/30/03                        Page 14

[STAAR Investment Trust Logo]

                              OFFICES OF THE TRUST

                              604 McKnight Park Dr.
                              Pittsburgh, PA 15237

                               INVESTMENT ADVISOR

                         STAAR Financial Advisors, Inc.
                              604 McKnight Park Dr.
                              Pittsburgh, PA 15237

                             E-MAIl: staar@iname.com

                          WEB SITE: www.staarfunds.com

                               TRANSFER AGENT FOR
                              SHAREHOLDER ACCOUNTS

                         STAAR Financial Advisors, Inc.
                              604 McKnight Park Dr.
                              Pittsburgh, PA 15237

                                     COUNSEL

                            Thomas Sweeney Jr., Esq.
                           Sweeney and Associates, PC
                                 P.O. Box 82637
                              Pittsburgh, PA 15218

                              INDEPENDENT AUDITORS

                                  Carson & Co.
                              201 Village Commons,
                               Sewickley, PA 15143

                                    TRUSTEES

Jeffrey A. Dewhirst
Sewickley, PA
Investment Banker

Richard Levkoy
Ambridge, PA
Accountant

Thomas J. Smith
Sewickley, PA
Owner/President, CapMasters

John H. Weisbrod
Cranberry, PA
Former President, Sea Breeze
Laboratories, Inc.

J. Andre Weisbrod
Wexford, PA
President, STAAR Financial
Advisors, Inc.

VISIT OUR WEB SITE:
www.staarinvest.com

Performance Updates             [GRAPHIC]
Prospectus and Forms
Articles and Information
The Funny File
STAAR Cards

STAAR Investment Trust Semi-Annual Report 6/30/03  (Published 8/29/03)